OTHER PAYABLES AND ACCRUALS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
OTHER PAYABLES AND ACCRUALS

20.	OTHER PAYABLES AND ACCRUALS

	As of March 31,
	2025	2026
	HK$’000	HK$’000

Other payables to related parties (Note 17(c))	1,756	-
Other payables to third parties	-	2,090
Accrued operating expenses	1,322	31

Other payables and accuruals	3,078	2,121